Details of Consolidated Statements of Cash Flows - Changes in Operating Assets and Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Statement of Cash Flows [Abstract]
Accounts receivable	$ (410)	$ (760)
Inventories	(241)	(275)
Prepaid expenses and other	13	3
Accounts payable	139	634
Accrued salaries and wages	43	74
Other accrued liabilities	72	80
Income taxes payable	40	42
Changes in operating assets and liabilities	$ (344)	$ (202)